                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [ ] Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reid S. Walker
Title: Member of WS Capital, L.L.C., general partner of
       WS Capital Management, L.P.
Phone: (214) 756-6056

Contact Person: Joseph I. Worsham, II

Signature, Place and Date of Signing:


/s/ Reid S. Walker                         Dallas, Texas         May 14, 2009
-------------------------------------   -------------------   ------------------
(Signature)                                (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              62

Form 13F Information Table Value Total:        $290,640
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table

          Column 1:              Column 2:    Column 3:  Column 4:      Column 5:      Column 6  Column 7:      Column 8:
---------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                           Fair
                                                          Market   Shares or                                 Voting Authority
                                 Title of       CUSIP      Value   Principal SH/ Put/ Investment   Other  ---------------------
       Name of Issuer              Class        Number  (x $1,000)   Amount  PRN Call Discretion Managers    Sole   Shared None
---------------------------- ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC             COM       00507V109      3,626   346,700 SH       SOLE          --      346,700      0    0
ALLEGHENY ENERGY INC                COM       017361106        695    30,000 SH       SOLE          --       30,000      0    0
ALLEGIANT TRAVEL CO                 COM       01748X102      3,041    66,900 SH       SOLE          --       66,900      0    0
ALLIANCE HEALTHCARE SRVCS IN      COM NEW     018606202      4,107   603,906 SH       SOLE          --      603,906      0    0
ALTRA HOLDINGS INC                  COM       02208R106      5,749 1,481,593 SH       SOLE          --    1,481,593      0    0
AMEDISYS INC                        COM       023436108      3,645   132,600 SH       SOLE          --      132,600      0    0
AMERICAN EAGLE OUTFITTERS NE        COM       02553E106      2,730   223,000 SH       SOLE          --      223,000      0    0
ASPENBIO PHARMA INC                 COM       045346103        465   280,185 SH       SOLE          --      280,185      0    0
BECKMAN COULTER INC                 COM       075811109      6,478   127,000 SH       SOLE          --      127,000      0    0
BORLAND SOFTWARE CORP               COM       099849101      1,530 3,325,822 SH       SOLE          --    3,325,822      0    0
BRINKS CO                           COM       109696104     24,969   943,660 SH       SOLE          --      943,660      0    0
BRINKS HOME SEC HLDGS INC           COM       109699108     24,414 1,080,274 SH       SOLE          --    1,080,274      0    0
CALIPER LIFE SCIENCES INC    *W EXP 08/10/201 130872112          5    77,284 SH       SOLE          --       77,284      0    0
CAPITAL SR LIVING CORP              COM       140475104      1,173   480,900 SH       SOLE          --      480,900      0    0
CHINA SEC & SURVE TECH INC          COM       16942J105        100    26,059 SH       SOLE          --       26,059      0    0
CONNS INC                           COM       208242107      1,695   120,701 SH       SOLE          --      120,701      0    0
CROWN HOLDINGS INC                  COM       228368106     24,023 1,056,900 SH       SOLE          --    1,056,900      0    0
CRUSADER ENERGY GROUP INC           COM       228834107         79 1,581,950 SH       SOLE          --    1,581,950      0    0
CVS CAREMARK CORPORATION            COM       126650100     25,406   924,200 SH       SOLE          --      924,200      0    0
DEAN FOODS CO NEW                   COM       242370104     14,102   780,000 SH       SOLE          --      780,000      0    0
DR PEPPER SNAPPLE GROUP INC         COM       26138E109      4,184   247,400 SH       SOLE          --      247,400      0    0
DREW INDS INC                     COM NEW     26168L205        549    63,200 SH       SOLE          --       63,200      0    0
DSW INC                            CL A       23334L102      5,266   566,802 SH       SOLE          --      566,802      0    0
EBAY INC                            COM       278642103      1,507   120,000 SH       SOLE          --      120,000      0    0
FIRST ACCEPTANCE CORP               COM       318457108      2,747 1,134,918 SH       SOLE          --    1,134,918      0    0
FUEL TECH INC                       COM       359523107        770    73,659 SH       SOLE          --       73,659      0    0
GAMESTOP CORP NEW                  CL A       36467W109      7,308   260,800 SH       SOLE          --      260,800      0    0
GAMESTOP CORP NEW                  CL A       36467W109      7,308   260,800 SH  PUT  SOLE          --      260,800      0    0
GENTIVA HEALTH SERVICES INC         COM       37247A102      7,432   488,923 SH       SOLE          --      488,923      0    0
GOODRICH PETE CORP                COM NEW     382410405        318    16,400 SH       SOLE          --       16,400      0    0

GREIF INC                          CL A       397624107      4,601   138,200 SH       SOLE          --      138,200      0    0
HARMAN INTL INDS INC                COM       413086109      3,556   262,800 SH       SOLE          --      262,800      0    0
HAYNES INTERNATIONAL INC          COM NEW     420877201     10,535   591,180 SH       SOLE          --      591,180      0    0
HFF INC                            CL A       40418F108      2,223 1,111,360 SH       SOLE          --    1,111,360      0    0
HOLLY CORP                     COM PAR $0.01  435758305     11,808   557,000 SH       SOLE          --      557,000      0    0
ICO GLOBAL COMM HLDGS LTD DE       CL A       44930K108        146   416,900 SH       SOLE          --      416,900      0    0
INTERFACE INC                      CL A       458665106        901   301,500 SH       SOLE          --      301,500      0    0
ITRON INC                           COM       465741106      7,103   150,000 SH  PUT  SOLE          --      150,000      0    0
LAMAR ADVERTISING CO               CL A       512815101      2,041   209,300 SH       SOLE          --      209,300      0    0
LAS VEGAS SANDS CORP                COM       517834107        522   173,300 SH       SOLE          --      173,300      0    0
LIBERTY ACQUISITION HLDGS CO  UNIT 99/99/9999 53015Y206      9,572 1,063,600 SH       SOLE          --    1,063,600      0    0
LIFE PARTNERS HOLDINGS INC          COM       53215T106      1,414    82,875 SH       SOLE          --       82,875      0    0
LIVE NATION INC                     COM       538034109      1,892   708,800 SH       SOLE          --      708,800      0    0
LULULEMON ATHLETICA INC             COM       550021109        582    67,200 SH       SOLE          --       67,200      0    0
MACERICH CO                         COM       554382101      1,566   250,200 SH       SOLE          --      250,200      0    0
MACERICH CO                         COM       554382101      1,878   300,000 SH  CALL SOLE          --           --     --   --
NATIONAL OILWELL VARCO INC          COM       637071101      1,436    50,000 SH       SOLE          --       50,000      0    0
P F CHANGS CHINA BISTRO INC         COM       69333Y108      7,937   346,900 SH       SOLE          --      346,900      0    0
PARALLEL PETE CORP DEL              COM       699157103      3,148 2,459,076 SH       SOLE          --    2,459,076      0    0
QUICKSILVER RESOURCES INC           COM       74837R104        554   100,000 SH       SOLE          --      100,000      0    0
RASER TECHNOLOGIES INC              COM       754055101      1,298   309,800 SH       SOLE          --      309,800      0    0
RESEARCH IN MOTION LTD              COM       760975102      2,884    66,900 SH       SOLE          --       66,900      0    0
TERADATA CORP DEL                   COM       88076W103      1,298    80,000 SH       SOLE          --       80,000      0    0
TITAN INTL INC ILL                  COM       88830M102      1,506   299,450 SH       SOLE          --      299,450      0    0
TRINITY INDS INC                    COM       896522109      2,395   262,000 SH       SOLE          --      262,000      0    0
TRUE RELIGION APPAREL INC           COM       89784N104      3,342   283,000 SH       SOLE          --      283,000      0    0
WASTE CONNECTIONS INC               COM       941053100      8,980   349,400 SH       SOLE          --      349,400      0    0
WENDYS ARBYS GROUP INC              COM       950587105        583   115,900 SH       SOLE          --      115,900      0    0
WESTERN REFNG INC                   COM       959319104      3,417   286,200 SH       SOLE          --      286,200      0    0
WHITE ELECTR DESIGNS CORP           COM       963801105      1,253   312,500 SH       SOLE          --      312,500      0    0
WHITING PETE CORP NEW               COM       966387102      3,893   150,600 SH       SOLE          --      150,600      0    0
WYNN RESORTS LTD                    COM       983134107        955    47,800 SH       SOLE          --       47,800      0    0